EMPLOYEE BENEFITS OBLIGATIONS - Significant Assumptions Weighted (Details)	Mar. 31, 2024	Mar. 31, 2023
Canadian
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	5.00%	5.05%
Compensation rate increases (in percent)	3.69%	3.66%
Discount rate (in percent)	5.05%	4.14%
Compensation rate increases (in percent)	3.66%	3.65%
Foreign
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	4.43%	4.70%
Compensation rate increases (in percent)	2.68%	2.54%
Discount rate (in percent)	4.70%	2.41%
Compensation rate increases (in percent)	2.54%	2.66%